MFA 2025-NQM1 Trust ABS-15G

Exhibit 99.25

Loan ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
81428	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/26/2024	Acknowledged	FPRO1245	Property	Appraisal is Expired	Primary Value Appraisal is Expired Appraisal is dated XX/XX/XXXX. Appraisal was XXX days old at time of closing with no update of value	Document Uploaded. Please see exception form for the 1004D ; Document Uploaded. Please see updated 1004D; Document Uploaded. Please see attached 1004D	09/13/2024	09/17/2024 - lender exception received to use 1004d within XXX days of post note date. Value did not change. Comp Factors FICO XXX+ points greater than GLs, DTI > XXX% below program requirements, XXX years in current job.; XX/XX/XXXX - Updated report showing correct date of XX/XX/XXXX. Report is still not acceptable due to being dated after Note date of XX/XX/XXXX.; XX/XX/XXXX - 1040D date of inspection is dated XX/XX/XXXX. Note date on the file is XX/XX/XXXX. While it appears the year for the inspection is a typo, the updated appraisal is being provided after the note date. Per lender GLs - the appraisal update must occur within the XXX months that precede the date of the note and mortgage.	09/17/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
81428	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	08/27/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
81428	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Compliant	08/27/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
80444	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/23/2024	Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80444	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	08/23/2024	Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80444	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan with established escrows and appraisal requirement met. Downgraded			Compliant	08/23/2024	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80442	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/23/2024	Resolved	FCRE1184	Credit	AUS Not Provided	Missing AUS The 1008 in the loan file states the loans risk assessment as AUS - DU. The DU is missing from the loan file. Please provide a copy of the DU.	Document Uploaded. Please see updated 1008, AUS is not required for our Non-QM Programs	08/27/2024	AUS is not missing. Client provided final 1008, DTI matches audit. AUD not required, condition cleared.	08/28/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	C	D	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
80442	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/27/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	C	A	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
80442	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/30/2024	Open	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.				10/30/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	C	C	C	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
81470	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Fraud Report does not include exclusionary list. Need updated report.	XXX Response: Please review the updated Data Verify report, seems to be the same for the guarantor	12/17/2024	All Interested Parties Checked against Exclusionary Lists; Document Uploaded. ; ; Document Uploaded. ; Loan Participant and Watch lists must include all parties. Appraiser is missing.	12/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81470	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	Several fields of the 1003 are blank. The Final 1003 is Incomplete			The Final 1003 is Present; Document Uploaded.	12/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81470	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.			Compliant	11/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81470	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80469	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/27/2024	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Third party fraud report is missing from loan file	Document Uploaded. Please see attached fraud report	09/11/2024	Third Party Fraud Report is provided; Missing Third Party Fraud Report Third party fraud report is missing from loan file	09/12/2024	Borrower has stable job time

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80469	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/28/2024	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least X-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (XX CFR XXXX.XX(a)(X)). Missing proof the borrower received a copy of the appraisal prior to closing.	Document Uploaded. Please see attached proof of delivery for the appraisal report	09/11/2024	; proof of appraisal delivery provided; exception resolved; proof of appraisal delivery provided; exception resolved; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing proof the borrower received a copy of the appraisal prior to closing. ; proof of appraisal delivery provided; exception resolved; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing proof the borrower received a copy of the appraisal prior to closing. ; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing proof the borrower received a copy of the appraisal prior to closing.	09/12/2024	Borrower has stable job time

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80469	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/28/2024	Borrower has stable job time

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81097	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/27/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Lender to provide hazard insurance for REO at XXX	Document Uploaded. PITIA verified for all reo, condition cleared; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	10/22/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81097	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/26/2024	Acknowledged	FCRE1199	Credit	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXXXXX is greater than the Guideline Maximum Loan Amount of $XXXXXX There is a lender exception in the file for the loan amount, however exception is missing X compensating factors. Lender to provide compensating factors for exception.	Document Uploaded. KG exception to loan amt on file. Adding .XXX to Cost for FICO being below minimum XXX (XXX rounded up). Comp factors, XXX FICO, 70% LTV, XXX% DTI, borr S/E for XXX years, subject property in average to good condition.	10/22/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81097	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/27/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81097	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/27/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81100	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Acknowledged	FPRO1245	Property	Appraisal is Expired	Primary Value Appraisal is Expired Per Guidelines if the appraisal date is XXX days or more at funding, the original appraiser must provide an Appraisal Update with photos. The appraisal is dated XX/XX/XXXX which is XXX days. Provide an Appraisal Update with photos.	Ok per XXX to extend appraisal expiration to closing, comp factors, XXX FICO, no negative credit reporting, borr XXX XXX years, XXX% DTI.. .	12/13/2024	Document Uploaded.	12/13/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
81100	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	12/03/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
81100	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	12/03/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
81101	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/22/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The application shows XXXX XXX, XXX XXX is an investment property. Provide a public record search (i.e.: SiteX or similar product) to establish there is not foreclosure action. per GL's X.XX Determining the Mortgage Rating	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Document Uploaded. Property not listed as in FCL on fraud report.	12/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	B	C	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81101	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/22/2024	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The HOA certification completed by the HOA representative shows XX of XX units in the condominium are rented. Established condominium projects require XX% of the total units in the project must be owner occupied. Provide a Lender exception with X compensating factors. Per GL's XX.X Condominium Eligibility Requirements.	Ok per XXX for larger XXX rates as an XXX project..comp factors, borr has owned subject property for over XXX years, XXX DSCR, borr has the entity based in XXX, he has a XXX and has multiple XXX accounts in USD also based in
XXX, C/O refi so no XXX funds would be used or needed	12/24/2024	Document Uploaded.	12/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81101	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/22/2024	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The applicant is a XXX with a XXX passport and address. XXX XXX Bill XXX: This XXX Law restricts loans made to businesses, entities, and persons domiciled in various countries identified by the statute, which includes: XXX. XXXX will not originate nor purchase XXX transactions made to XXX from the country, domestic business entities where ownership / control person are from the above listed country, or ITIN applicants that reside or are affiliated with the country identified in the statute originated after XXX XX, XXXX. Per GL's X.XX XXX	Ok per XXX for larger NOO rates and for XXX borrower, comp factors, borr has owned subject property for over XXX years, XXX DSCR, borr has the entity based in XXX, he has a XXX XXX and has multiple XXX accounts in USD also based in XXX, C/O refi so no XXX funds would be used or needed.	12/10/2024	Policy exception provided supported by the following compensating factors: XXX years ownership, XXX DSCR, XXX entity, US funds with no foreign assets. Exception downgraded to a level 2/B.; Document Uploaded.	12/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81101	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81104	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The file documented $XXX in verified assets. The borrower needed $XXX to close the loan. The XXXX was verified. The file is short close by $XXX. Provide proof of sufficient funds for closing.	XXX Response: Per Sec XXX, for business purpose loans, assets do not need to be validated at XXX% LTV and below.	12/11/2024	Asset Qualification Meets Guideline Requirements; Document Uploaded. Condition cleared, assets listed on URLA	02/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81104	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Resolved	FCOM1231	Credit	The Initial 1003 is Missing	The Initial 1003 is Missing	XXX Response: Uploading commercial application	12/11/2024	The Initial 1003 is Present; Document Uploaded. condition cleared, not needed on business purpose loans	12/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81104	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.			Compliant	11/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81104	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81111	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/18/2024	Acknowledged	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower X Credit Report is Partially Present. The credit report shows X revolving debts. However, one is an authorized account, which can not be included in credit depth requirements. The borrower has X accounts reviewed for; X months and XX months. The verification of rent is for XX months. A minimum credit depth X acceptable tradelines aged individually for a XX month minimum OR, X acceptable tradelines aged individually for a XX month minimum is required. If minimum credit depth is not met, Underwriter may review for compliance with the One Score / No Score / No Depth program while requiring XX month housing history. Provide Senior Management approval to accept the use of rental history as a tradeline. Per GLs X.X Minimum Credit Depth	Ok per XXX to use the private XXX as a trade and move forward with the existing trades, comp factors, XXX FICO, XXX% LTV, significant reserves after closing, XXX DSCR	11/04/2024	Document Uploaded. acknowledged by client	11/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81111	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81111	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81114	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/13/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81114	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/13/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81114	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/13/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81127	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81127	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81127	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80595	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in XXX XXX XXX XXX with no subsequent property Inspection. XXX XXX XXX a disaster area as of XX/XX/XXXX, hurricane XXX. Provide a post disaster inspection report.	Post disaster inspection received, no hurricane damage. Home is listed for Rent on XXX; Property Inspection Provided.	11/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80595	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The XXX statement shows the XXXX withdrawal of $XXX and $XXX. There is a receipt for the $XXX. Provide a certified escrow deposit receipt for $XXX. Per GLs X.X XXXX and Deposit	Asset Qualification Meets Guideline Requirements; Document Uploaded. ; Uploading $XXX EMD receipt, address confirmation on pg 2	11/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80595	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The XXX #XXXX and XXX #XXXX show a total of X mortgage payments made to XXX. In addition, the fraud report MERS shows X active mortgage with XXX for XXXX XXX XXX, XXX XXX. XXXXlimits the number of open loans with the same borrower at any one time to a maximum of XXX or an aggregate amount of $XXX, whichever is less for first mortgages only. Provide the property reports which correspond to each mortgage to verify ownership. Per GLs X.XX Number of Loans to One Borrower	As this is a DSCR loan, other loans have no bearing on approvability and qualification. Also, per the Credit Memo dated XX/XX/XXXX, a business purpose loan does not need an REO section. Other mortgages have no bearing on the qualification of our mortgage and are not required to be accounted for in an REO section per the Credit Memo dated XX/XX/XXXX.	10/30/2024	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Per management, ok to use fraud report to verify no FCLs activity under BRs name. Condition cleared.; Document Uploaded. Memo referenced does not eliminate requirements set forth by guideline sections 3.18 and 3.41 for number of loans to one borrower and number of properties owned and section 4.15 to confirm acceptable payment history on any mortgages as well as no foreclosure action. Condition remains.	11/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80595	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2024	Acknowledged	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Possible undisclosed mortgage transactions identified for the borrower in the past XXX days. Lender to review and clear.	Ok per XXX for more than XXX loans to a single borrower with no XXX actions noted on the DataVerify report, comp factors, positive DSCR, significant reserves after closing, subject is a C1 XXX new build; As this is a DSCR loan, other loans have no bearing on approvability and qualification. Also, per the Credit Memo dated XX/XX/XXXX, a business purpose loan does not need an REO section. Other mortgages have no bearing on the qualification of our mortgage and are not required to be accounted for in an REO section per the Credit Memo dated XX/XX/XXXX.	11/21/2024	Document Uploaded. Memo referenced does not eliminate requirements set forth by guideline sections 3.18 and 3.41 for number of loans to one borrower and number of properties owned and section 4.15 to confirm acceptable payment history on any mortgages as well as no foreclosure action. Condition remains.; Audit review has determined that the borrower has 4 active XXX loans plus the subject purchase, for a total of 5 XXX loans. Lender to provide exception for exceeding loans per borrower per lender GLs 3.18. Lender to verify that Borrower meets all lender requirements under 3.18 when a borrower has more than 3 XXX loans, or provide lender exception. ; Document Uploaded. Memo referenced does not eliminate requirements set forth by guideline sections 3.18 and 3.41 for number of loans to one borrower and number of properties owned and section 4.15 to confirm acceptable payment history on any mortgages as well as no foreclosure action. Condition remains.	11/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80595	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81131	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	12/02/2024	Acknowledged	FCRE1492	Credit	Cash Out Does Not Meet Guideline Requirements	Cash Out Does Not Meet Guideline Requirements Borrower received $XXX cash back on XXX. Max cash back is XXX% of the loan amount or $XXX.	XXX response: updated ULAW provided. ; XXX Response: Per Sec XXX,XXX can get cash of XXX% or $XXX whichever is greater but not to exceed $XXX	12/23/2024	Per updated ULAW - Ok XXXX to excessive cash out on this R/T refi. Comp factors - XXX FICO, no mortgage lates reporting in last XXX years; 54% LTV, borr S/E XXX years, XXX DSCR; Document Uploaded. ; Document Uploaded. ; Max cash back is XXX% of the loan amount $XXX or $XXX, whichever is greater. Lender exceeded the XXX% max cash out or $XXX for this loan with $XXX cash back to the borrower. A $XXX limit is set per lender GLs for all loans.	12/23/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81131	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/27/2024	Resolved	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete	Missing Note from XXX for the subject lien that is being paid off.	Document Uploaded. note received and cleared	12/11/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81131	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/27/2024	Resolved	FCRE8712	Credit	Missing Verification of Rent	Missing verification of rent received for the prior XXX months for XXXX XXX in the amount of $XXX.	XXX Response: Uploading proof of rents	12/11/2024	; Document Uploaded. rent checks received and cleared	12/11/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81131	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	12/02/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81131	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Compliant	12/02/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81138	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81138	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81138	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81141	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/13/2024	Acknowledged	FCOM3987	Compliance	Missing evidence required disclosure provided at closing	Missing the Certificate of Loans to One Borrower. A second XXX loan (#XXXXXX) was referenced on the Underwriting Loan Approval Worksheet.	Exception is non-material and graded as level 2/B.	11/14/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81141	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/14/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81141	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/14/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81148	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FCRE6737	Credit	Missing Letter of Explanation (Income)	The XXX month Bank Statement Program was used for income. Provide a fully executed LOE why there were no income deposits for XXX XXXX, XXX XXXX, XXX XXXX and XXX XXXX. Per GL's - Twelve Month Bank Statement Program	Document Uploaded. LOE received and cleared	12/04/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81148	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FCRE9500	Credit	Missing Letter of Explanation (Assets)	The business funds were used for closing. Provide a fully executed letter from the borrower describing the potential impact on the business if business funds are used for closing. Per GL's X.XX Business Deposit Accounts	Document Uploaded. LOE received and cleared	12/04/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81148	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FCRE3653	Credit	Missing letter of explanation	The 1003 shows the borrower's primary residence is XXXX XXX for XXX years. However, the drivers license issued by XXX on XX/XX/XXXX shows address as XXX XXX, XXX. XXX, XXX. The XXX#XXXX income deposits were made in XXX. Provide an executed letter from the borrower to explain the inconsistent documentation. Per GL's X.X	XXX Response: Subject is an XXX so borrower’s location has no tangible effect on qualification. The 1003 shows that his business is located in XXX so it looks like he splits time between XXX and XXX since he has the entire winter off as noted in the other XXX. Loan meets are qualification parameters	12/04/2024	; Document Uploaded.	12/04/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81148	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/19/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81148	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/19/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81152	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/11/2024	Acknowledged	FCRE1199	Credit	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXXXX is greater than the Guideline Maximum Loan Amount of $XXXXX The subject is a XXX property. The maximum loan amount is $XXXXX for a XXX property. Provide a Lender exception with 2 compensating factors to approve a loan amount of $XXXXX. Per - BUSINESS PURPOSE / NOO DTI - PROGRAM LTV AND LOAN AMOUNT MATRIX	Ok per XXX for rural property and loan amount over $XXX, comp factors, XXX FICO, XXX% LTV, XXX% DTI	11/22/2024	Document Uploaded.	11/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81152	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/11/2024	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The subject has XXX acres. XXX will purchase loans secured by properties that are located on lot sizes up to XXX. The Lender approved the excessive acreage with compensating factors; FICO score XXX and DTI XXX%.	Exception is non-material and graded as level 2/B.	11/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81152	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81157	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Schedule BX items #X and #XX show X open liens, however only X lien was paid off on the final settlement statement. Lender to provide final title policy or verification from title company showing all liens on title were paid at closing.	XXX Response: Property Title Issues Schedule B1 items #XXX and #XXX. We were able to confirm that both liens were paid off on XX/XX/XXXX. Please see attached e mail from XXX, XXX.	12/16/2024	Property Title Issue Resolved; Document Uploaded.	12/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81157	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FCRE5275	Credit	Asset do not meet guidelines	The borrower's Minimum Total Net Worth of ≥ XX% and proof of liquidity are missing from the loan file as required per lender GLs X.XX.			Executed PFS in file with net worth required. Condition cleared.	12/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81157	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81157	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81164	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2024	Resolved	FCOM3987	Compliance	Missing evidence required disclosure provided at closing	Missing Certificate of Loans to One Borrower.			Document Uploaded. XXX Response: Certificate of Loans is not generated for docs for an entity loan. Loan was closed in the name of an XXX. Document will not generate.; File is still Missing Certificate of Loans to One Borrower. Lender submitted a business purpose cert.	11/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81164	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% Subject XXX% LTV exceeds max. Qualifying credit score is XXX. Per Lender Matrix/Rate Sheet, max XXX% LTV for DSCR Investment Purchase with XXX mid FICO score.	OK per XXX for XXX% LTV, comp factors, no mortgage lates reporting, XXX DSCR, significant reserves after closing	11/13/2024	Document Uploaded.	11/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81164	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	C	B	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81167	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/27/2024	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The subject is a XXX property. The appraiser completed the single family comparable rent schedule with properties rented month to month and XX miles from the subject. Provide comparable properties which support the short term rental market rent.	XXX Response: The appraiser was unable to provide any XXX comps so the decision was made to accept the long term rents on the 1007 as it was very similar to the actual rent average the borrower has documented and still at XXX.	12/12/2024	Document Uploaded. Received updated ULAW with two comp factors. Approved at XXX% at XXX with XXX% origination to XXX for prepay buyout. Ok XXXX to allow long term 1007 for an STR loan as the 1007 as it was very similar to the actual rent average, comp factors, XXX FICO, 42% LTV, significant reserves after closing, XXX DSCR; Document Uploaded. Lender to provide exception with 2 compensating factors for use of long term comps on STR review.	12/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	B	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
81167	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/27/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The credit report provided pay history through X/XX for XXX/XXX #XXXX and #XXXX. Verify the mortgage rating is current for XXX/XXX #XXXX and #XXXX and due for XX/XX/XXXX. Per guidelines X.XX Determining the Mortgage Rating.	XXX Response: Uploading credit supp for #XXX, per Sec XXX non-subject REO’s do not need updated ratings	12/12/2024	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Document Uploaded. Next due date XX/XX/XXXX verified , condition cleared	12/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
81167	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/27/2024	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Provide proof of rent loss coverage, X months gross rental income rent loss insurance coverage is required. At minimum, Rent loss coverage should be to the lessor of PITIA or rent received/scheduled.	Rent Loss Coverage Present; Document Uploaded. $XXX loss of use, condition cleared	12/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
81167	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/27/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The preliminary title report shows XXX., (Borrower's Company), is the vested owner via quit claim deed, as of XX/XX/XXXX. Generally, an applicant that is added to title via quit claim must be on title for at minimum XX days before applying for a refinance transaction with case-by-case exceptions. Provide a Lender exception with X compensating factors. Per guidelines X.XX Property Ownership / Seasoning	XXX Response: XXX Lending considers taking title out of her business name and then into her personal name as a non-issue of title transfers as she would still be the owner	12/12/2024	Property Title Issue Resolved; Document Uploaded. cleared per lender rebuttal and GLs	12/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
81167	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/27/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser and the underwriter were not checked with the Exclusionary Lists.	All Interested Parties Checked against Exclusionary Lists; Document Uploaded. All parties cleared on report	12/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
81167	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Compliant	12/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	A	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
81174	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81174	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81174	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	11/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81182	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/30/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of 80% exceeds Guideline LTV of 75% 80% LTV exceeds 75% max for XXX FICO on a, investment purchase transaction. Minimum XXX FICO required for XXX%, per Lender Pricing Sheet for Business Purpose DSCR.	Ok per XXX to go to XXX% LTV, comp factors, XXX DSCR, borr is a XXX XXX, significant reserves after closing	11/11/2024	Document Uploaded.	11/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81182	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81182	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81186	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/27/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser, seller, settlement company, and underwriter were not checked with the Exclusionary Lists.			All Interested Parties Checked against Exclusionary Lists; Document Uploaded. All parties cleared on report	12/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81186	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.			Compliant	12/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81186	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	12/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81187	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FCOM1227	Credit	PUD Rider is Missing	PUD Rider is Missing Missing PUD Rider.	Re-reviewed per email.	02/18/2025	The PUD Rider is Present or is Not Applicable (Property Type is PUD); Mortgage is an Assignment of Rents and Security Agreement. An additional PUD rider or addendum is not required. Cleared. ; Mortgage is an Assignment of Rents and Security Agreement. An additional PUD rider or addendum is not required. Cleared.	02/18/2025		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81187	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Incorrect spelling of borrower's surname on Mortgage. Mortgage reflects XXX; however, Driver License, Passport, and Employer Identification Number form reflect XXX.			The Deed of Trust is Present and Complete; Document Uploaded. correct deed received and cleared	02/18/2025		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81187	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FCOM1208	Credit	The Note is Incomplete	The Note is Incomplete Incorrect spelling of borrower's surname on Note. Note reflects XXX; however, Driver License, Passport, and Employer Identification Number form reflect XXX.			The Note is Present; Document Uploaded. correct note received and cleared	02/13/2025		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81187	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.			Compliant	12/02/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81187	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	12/02/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81188	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/27/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The Final 1003's Section 8: Demographic Information-the Race section is not completed. Provide a Final 1003 with the Race section completed.	The Final 1003 is Present; Document Uploaded. URLA completed and cleared	12/11/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81188	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/27/2024	Resolved	FCRE1202	Credit	Third Party Fraud Report Partially Provided	Third Party Fraud Report Partially Provided Loan Participant Analysis is missing the Appraiser search. Provide a complete Fraud Report which includes the Appraiser search in the Loan Participant Analysis section.	Third Party Fraud Report is fully present; Document Uploaded. All parties verified and cleared	12/11/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81188	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	12/02/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81188	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Compliant	12/02/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81191	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	11/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81191	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81191	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81192	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/22/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The subject is vested in a XXX. Seller is a XXX. Provide a copy of the XXX. XXX XXX dated XXX X, XXXX & proof of authorized signer.	Signor is specifically listed on title, XXX Lending accepts this at face value that she can sign the contract.	12/10/2024	Property Title Issue Resolved; cleared per lender rebuttal and GLs	12/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81192	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/22/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The buyer and seller agents: XXX XXX XXX XXX XXX United and XXX XXX XXX were not checked with the exclusionary lists.			All Interested Parties Checked against Exclusionary Lists; Document Uploaded. All parties verified and cleared	12/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81192	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81192	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81206	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81206	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81206	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81209	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required The hazard insurance documentation in file reflects HOX coverage of only $XXX and there is no documentation in file to verify the replacement cost. Guideline section XX.XX Hazard Insurance N. PUD Hazard Insurance Requirements X. Common Property Coverage states the PUD corporation, homeowners' association, or trust must have fire and extended coverage in an amount not less than the replacement cost of the insurable PUD common property.	Uploading master policy showing replacement cost coverage for all of the attached PUD’s. The XXX policy with $XXX coverage is not for dwelling replacement but rather for finishing, fixtures and flooring.	11/14/2024	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81209	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/05/2024	Resolved	FVAL2477	Property	Appraisal incomplete (missing map, layout, pages, etc.)	The appraisal reflects the owner of public record as XXX XXX & XXX XXX. However, the title, contract, and property details reflect the owner as XXX XXX XXX and XXX XXX XXX. Lender to update the appraisal to reflect the correct owner of the subject property.	XXX Lending is considering this to be a typo on the appraisal. The address and APN match so they are certainly the same property, just an error on the owner of record.	11/19/2024	; Page 14 of the appraisal shows the correct seller and current owner, which also matches title. Ok to clear per lender rebuttal and additional verification in the file.; Document Uploaded.	11/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81209	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81211	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/22/2024	Acknowledged	FCRE3599	Credit	Borrower owns more financed properties than allowed per guidelines	The Borrower is purchasing total of X properties from XXX and financing them with XXX. XXX limits the number of open loans with the same borrower at any one time to a maximum of four or an aggregate amount of $XXX, whichever is less for first mortgages only. Provide a Lender exception with XXX compensating factors. Per guidelines X.XX Number of Loans to One Borrower.	Ok per XXX for more than XXX loans to a borrower, comp factors, XXX FICO, XXX% LTV, XXX DSCR.	12/09/2024	Document Uploaded.	12/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81211	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81211	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81227	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81227	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81227	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/21/2024	Acknowledged	FCRE2008	Credit	Loss Rent Coverage Not Sufficient	Guideline s require XXX months or $XXX of rent loss insurance. The insurance only documents $XXX rent loss coverage.	Exception approved for rent loss amount below XXX months. LTV is XXX%, DSCR is XXX and borrower has more then XXX months in reserves after closing of loan	11/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81231	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/13/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81231	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/13/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81231	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	11/13/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81234	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2024	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage The subject is a rental, provide proof of XXX months gross rental income rent loss insurance coverage is required. At minimum, Rent loss coverage should be to the lessor of PITIA or rent received/scheduled.	XXX Response: Uploading XXX with loss of use coverage for rent loss.	12/04/2024	Rent Loss Coverage Present; Document Uploaded.	12/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81234	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The loan application shows XXX investment properties; XXXX XXX, XXX XXX and XXXX XXX, XXX XXX. File should document all other properties owned by the Applicant with a public record search (i.e.: SiteX or similar product) to establish there is not foreclosure action. Provide a property report for XXXX XXX, XXX XXX and XXXX XXX, XXX XXX. Per Guidelines X.XX Determining Mortgage Rating	XXX Response: Mortgages in question are for REO properties and updated ratings are not required for non-subject REO’s per Sec XXX and there are no XXX proceedings noted on the DataVerify report	12/04/2024	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Document Uploaded. Cleared per lender rebuttal and GL	12/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81234	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81234	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81235	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.	Compliant	11/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81235	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81235	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81238	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.			Compliant	11/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81238	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81238	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	11/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81239	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81239	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81239	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81245	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FCOM1227	Credit	PUD Rider is Missing	PUD Rider is Missing Provide the PUD Rider.	Reviewed per email.	02/18/2025	The PUD Rider is Present or is Not Applicable (Property Type is PUD); Mortgage is an Assignment of Rents and Security Agreement. An additional PUD rider or addendum is not required. Cleared. ; Mortgage is an Assignment of Rents and Security Agreement. An additional PUD rider or addendum is not required. Cleared.	02/18/2025		D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81245	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser, seller, and underwriter were not checked with Exclusionary Lists.			All Interested Parties Checked against Exclusionary Lists; Document Uploaded. All parties verified and cleared	12/04/2024		D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81245	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Provide evidence individual signing as seller on the contract (XXX XXX) is an authorized signer for selling entity (XXX, aka XXX).			Property Title Issue Resolved; Document Uploaded. Seller cleared per uploads	12/04/2024		D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81245	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Three wires totaling $XXX were sent to escrow; $XXX on XX/XX/XXXX, $XXX on XX/XX/XXXX and $XXX on XX/XX/XXXX. The wire sent XX/XX/XXXX for $XXX was a gift (donor: XXX XXX XXX XXX). The HUD shows $XXX was due at closing. The wire for $XXX funds to close was sent from the donor (XXX XXX XXX XXX). The borrower contributed funds of $XXX. Investment properties require applicants to contribute sourced and seasoned funds to the transaction of of XXX% of the purchase price. The borrower is required to contribute $XXX. The documentation shows the borrower did not meet the required XXX% contribution. Provide a Lender exception with XXX compensating factors. Per GL's X.X Gift Funds - Limitations to gift funds	XXX Response: Uploading updated ULAW with comp factors. Ok per XXX for not having minimum contribution, comp factors, borrower has owned her business based in XXX since XXX, subject is a XXX new build from XXX XXX	12/04/2024	Document Uploaded. XXX Response: Uploading updated ULAW with comp factors. Ok XXXX for not having minimum contribution, comp factors, borrower has owned her business based in XXX since XXXX, subject is a XXX new build from XXX	12/04/2024	Borrower has owned her business based in XXX since XXXX Subject is a CX new build from XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81245	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/19/2024		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81245	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/19/2024		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81249	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage The Hazard Insurance policy shows fair rental loss is included. Provide evidence, rent loss coverage is the lessor of XXX months PITIA or rent received/scheduled.			Rent Loss Coverage Present; Document Uploaded. 12 month rent loss included on HOI, condition cleared	12/09/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81249	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements XXX #XXX shows the $XXX XXXX withdrawal on XX/XX/XXXX. Provide a certified escrow deposit receipt. Per GL's X.X XXXX and Deposit	XXX Response: Uploading EDR	12/03/2024	Asset Qualification Meets Guideline Requirements; Document Uploaded. EMD receipt received and cleared	12/09/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81249	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The 1003 shows investment property XXX, XXX, XXX owned free and clear. Provide a property report to prove the borrower owns the property free and clear. The tax bill for the property shows a different name. If the borrower is a First Time Homebuyer the LTV will be limited to 70%. Per GL's X.XX First Time Home buyer & GL's X.X Property Owned Free and Clear			Document Uploaded. ; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Warranty deed provided shows BR as XXX owner of property, condition cleared	12/09/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81249	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser, settlement agent, settlement company, selling/listing agent, buyers real estate broker, loan processor, and underwriter were not checked with Exclusionary Lists.			All Interested Parties Checked against Exclusionary Lists; Document Uploaded. All parties verified and cleared	12/09/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81249	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Acknowledged	FCRE1964	Credit	Missing income documentation	The XX month Bank Statement Program was used for income. Borrower to provide signed LOE on the name of their business, how it is set up (XXX, etc), what their business does and the number of employees. Per GL's Twelve Month Bank Statement Income Program	XXX Response: Uploading updated ULAW with comp factors. Ok per XXX to accept the XXX LOE as-is, comp factors, XXX FICO, no negative credit reporting, borr XXX for XXX years, subject in C3 condition with recent updating	12/03/2024	Document Uploaded.	12/03/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81249	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/19/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81249	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/19/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81253	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Lender to provide final fraud report with all parties verified.			All Interested Parties Checked against Exclusionary Lists; Document Uploaded. All parties verified and cleared	12/04/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81253	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/20/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81253	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/20/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81254	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81254	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81254	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81255	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81255	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81255	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81256	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/21/2024	Resolved	FCRE1202	Credit	Third Party Fraud Report Partially Provided	Third Party Fraud Report Partially Provided The Third Party Fraud Report did not analyze the appraiser on the Loan Participant Analysis. Provide a complete appraisal analyzing all person involved in the loan transaction.	Third Party Fraud Report is fully present; Document Uploaded. All parties verified and cleared	12/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81256	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/22/2024	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Per lender guidelines XX.XX - Rent loss insurance coverage is required on all one- to four-unit (X-X) XXX XXX income properties.	XXX rent loss coverage provided, condition cleared; Rent Loss Coverage Present; Document Uploaded.	12/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81256	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81256	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81258	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	12/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	12/03/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81258	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	12/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	12/03/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81258	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	12/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	12/03/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81261	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81261	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81261	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.			Compliant	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81262	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/22/2024	Resolved	FCRE1325	Credit	Borrower 1 CPA Letter Missing	Borrower X CPA Letter Missing	Borrower 1 CPA Letter Provided; Document Uploaded. BR verified XXX% owner, condition cleared	12/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81262	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/22/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required Loan amount $XXXXX. XXX% of that is $XXX. Insurance coverage $XXX.	Hazard Insurance coverage meets guideline requirement; Document Uploaded. XXX cost to rebuild on appraisal	12/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81262	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81262	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81263	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81263	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	11/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81263	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Curative	11/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81264	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The contract shows $XXX XXXX deposit and $XXX option fee due from the borrower. The XXX statement #XXX shows a $XXX withdrawal on XX/XX/XXXX. Provide a certified escrow deposit receipt. Per X.X XXXX and Deposit			Asset Qualification Meets Guideline Requirements	12/13/2024		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81264	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser, Individual signing with power of attorney, processor and underwriter were not checked with the Exclusionary Lists.			All Interested Parties Checked against Exclusionary Lists; Document Uploaded.	12/13/2024		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81264	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FCRE3500	Credit	Borrower residency documentation not provided or issue with documentation	Provide an Executed XXX form version Revision XX/XXXX			; Document Uploaded. ; Executed XXX(XXX) form received	12/13/2024		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81264	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	12/03/2024		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81264	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	12/03/2024		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81271	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81271	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81271	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81272	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/26/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing evidence of HOA payment for REO property XXX.	Uploading corrected 1003 and XXX showing the HOA amount. DTI unchanged as departure property rents at XXX% is still higher than PITIA.	12/11/2024	; Document Uploaded. cleared per rebuttal and uploaded urla	12/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81272	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/26/2024	Resolved	FCRE4555	Credit	Purchase Contract is Expired	The Purchase Contract expired XX/XX/XXXX. Provide a Purchase Contract Addendum extending the expiration date to XX/XX/XXXX, the closing date.	XXX Response: XXX Lending will not chase an addendum to push back to closing date, the mere fact that the seller signed the closing docs is satisfactory to us that they were agreeable to an extension	12/11/2024	; Document Uploaded. cleared per lender rebuttal and GLs	12/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81272	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant			; Compliant	12/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81272	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/26/2024	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	TILA XXXb Cure Required. Refund in the amount of $XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The LEs did not contain any disclosure of recording fees. The cure listed was applied to the recording fees. The remaining cure required is $XXX This loan failed the charges that in total cannot increase more than XXX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).			Cure package provided, exception downgraded to a 2/B; Cure package provided, exception downgraded to a 2/B; Document Uploaded.	12/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81272	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81273	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Exclusionary List does not include the Appraiser			All Interested Parties Checked against Exclusionary Lists; Document Uploaded. All parties verified and cleared	12/11/2024		C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81273	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Acknowledged	FCRE2335	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX. Minimum XXX for XXX	Ok per XXX for DSCR below minimum, comp factors, current XXX customer with excellent payment record, subject in XXX good condition	12/11/2024	Document Uploaded.	12/11/2024	Current XXX customer with excellent payment record Subject in CX good condition	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81273	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/27/2024		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81273	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/27/2024		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81276	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Resolved	FCRE4555	Credit	Purchase Contract is Expired	The Purchase Contract expiration date is XX/XX/XXXX. The subject loan transaction was XX/XX/XXXX. Provide a Purchase Contract Addendum extending the expiration date to XX/XX/XXXX.	XXX Response: XXX Lending will not chase an addendum to push back to closing date, the mere fact that the seller signed the closing docs is satisfactory to us that they were agreeable to an extension	12/11/2024	Document Uploaded. cleared per lender rebuttal and GLs	12/11/2024		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81276	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/27/2024		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81276	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/27/2024		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81278	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Provide proof of rent loss insurance, XXX months gross rental income rent loss insurance coverage is required.	XXX Response: The policy also includes loss of use coverage which is rent loss	12/11/2024	Rent Loss Coverage Present; Document Uploaded. cleared per lender rebuttal and GLs	12/11/2024		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81278	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/27/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81278	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/27/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80020	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	07/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80020	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Resolved	07/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80020	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved	07/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81279	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Provide evidence individual signing as seller on the contract is an authorized signer for selling entity: XXX	; Received condo documentation showing signor as the declarant for the selling entity. ; Document Uploaded. Uploading condo info, pg 144 lists the signor as the declarant for the selling entity.	01/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81279	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Provide a verbal verification of employment (“VVOE”) conducted by XXX within XX hours prior to funding. Per GL's I. Expiration of Credit- Verbal VOE	Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 3); Document Uploaded. VOE provided	01/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	D	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81279	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2024	Resolved	FCRE1377	Credit	Borrower 3 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Provide a verbal verification of employment (“VVOE”) conducted by XXX within XX hours prior to funding. Per GL's I. Expiration of Credit- Verbal VOE	Borrower 3 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 3); Document Uploaded. VOE provided	01/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	D	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81279	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Bank statements reflecting withdrawal amounts for rent, shows a different amount every month. The lease shows the rent is $XXX. Provide a Letter explaining why the payments are different amounts. Per X.XX Verification of Rent Payments	Housing History Meets Guideline Requirements	01/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81279	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. A bank transaction statement for Borrower XXX rent payments from X/XX - X/XX is in the file. Provide proof the XXX 'XX payment was made. Per GLs X.XX Determining Rental Rating	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Received copy of Sept payment with LOX regarding the rent variance. Cleared. ; Document Uploaded. Uploading LOE advising that B3’s rent payment includes variances due to utilities, which
are not included in the DTI.	01/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81279	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2024	Resolved	FCRE1294	Credit	Income 3 Months Income Verified is Missing	Income XXX Months Income Verified is Missing Borrower XXX is employed as an XXX with XXX. Provide a copy of the employment contractor a WVOE to verify months paid annually. Per GL's X.XX Teachers / Educational Professionals	Income XXX Months Income Verified is Present Or Not Applicable; Document Uploaded. Uploading XXX and XXX paystubs from B3 showing that they have been fully paid
over the summer and YTD average shows XXX month pay cycle.	01/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81279	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The Lender Underwriting Loan Approval Worksheet shows total income of $XXX, and total debt of $XXX which is a debt to income ratio (DTI) of XXX%. The DTI on the Underwriting Loan Approval Worksheet is XXX%. Audit total DTI XXX% is consistent with the XXX with the exception of Borrower XXX monthly rent. The XXX lists the rent as $XXX/month, but the lease shows the rent is $XXX.	Document Uploaded. final DTI XXX%, difference due to calculation of asset depletion for BR1 but still within lender GLs. Condition cleared; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	01/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81279	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2024	Resolved	FCRE1203	Credit	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report Borrower property ownership records online indicate possible undisclosed real estate and/or mortgage debt. Provide property reports for:
XXXX XXXX XXX, XXX, XXX XXXX; XXXX XXX XXX, XXX, XXX XXXX .	Potential Fraud Reflected on Fraud Report is Resolved or None Exists; Document Uploaded. Uploading SiteX for XXX and XXX, owners have similar names but middle initial shows these are different people.	01/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81279	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2024	Acknowledged	FPRO1502	Property	HOA Does Not Meet Guidelines	HOA Does Not Meet Guidelines The subject is a XXX. The developer has not turned over control of the homeowners Association. Provide a Lender exception with XXX compensating factors. Per GL's XX.X Condominium or Condotel & XX.X Condominium Eligibility Requirements	Ok per XXX for XXX non-occ co-borrs, ok per XXX for condo developer still in control, pok per XXX to push back appraisal XXX expiration to closing, comp factors, XXX FICO, no mortgage lates reporting, B1 XXX for XXX years, subject is a C1 XXX new build	12/09/2024	Document Uploaded. ; Per lender - Uploading updated ULAW with comp factors. ULAW not provided.	12/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	B	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81279	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2024	Acknowledged	FPRO1246	Property	Second Appraisal is Expired	Secondary Value Appraisal is Expired Provide an appraisal update/recertification of value for the appraisal completed by XXX of XXX Appraisal.	Ok per XXX for XXX non-occ co-borrs, ok per XXX for condo developer still in control, pok per XXX to push back appraisal XXX expiration to closing, comp factors, XXX FICO, no mortgage lates reporting, B1 XXX for XXX years, subject is a C1 XXX new build	12/09/2024	Document Uploaded. ; Per lender - Uploading updated ULAW with comp factors. ULAW not provided.	12/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	B	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81279	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2024	Acknowledged	FCRE5658	Credit	Non-occupant co-borrowers not allowed per guidelines	Borrower XXX and Borrower XXX will not occupy the subject. XXX will consider loans to non-occupant co-borrowers on a case-by-case basis. Provide Lender exception with XXX compensating factors. Per GL's X.XX XXX Co-Borrower	Ok per XXX for XXX non-occ co-borrs, ok per XXX for condo developer still in control, pok per XXX to push back appraisal XXX expiration to closing, comp factors, XXX FICO, no mortgage lates reporting, B1 XXX for XXX years, subject is a C1 XXX new build	12/09/2024	Document Uploaded. ; Per lender - Uploading updated ULAW with comp factors. ULAW not provided.	12/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	B	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81279	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	A	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
80030	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/16/2024	Resolved	FCRE1293	Credit	Income 2 Months Income Verified is Missing	Income XXX Months Income Verified is Missing The departure residence will be used as an investment property. If using XXX% of the market rents provide the rent estimate from one of the following; appraiser, Internet rental company or market survey. XXX XXX percent of the rents may be used to offset the PITIA if documented with; a copy of the executed rental agreement; and proof of receipts of security deposit. Per GLs X.XX Departure Property	Document Uploaded. Received copy of the XXX XXX XXX confirming the potential rental amount of the departing residence. Per guidelines, acceptable. Cleared.	09/06/2024	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80030	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/16/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines A letter in the file from a Tax Preparer was provided as evidence of self-employment. The tax preparer's license verification from, municipal, state or federal licensing boards or proof of their business’ existence must be provided. Per section X IX. Acceptable Evidence of Self-Employed Business.	Income and Employment Meet Guidelines; Document Uploaded. Received a copy of the business search showing the tax prepare is still in existence.	09/06/2024	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80030	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/16/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The purchase contract and Closing Disclosure show an XXXX deposit of $XXX. A copy of the borrower's bank statement shows a $XXX withdraw on XX/XX/XXXX. Provide a certified escrow deposit receipt. Per GLS X.X XXXX and Deposit	Asset Qualification Meets Guideline Requirements; Document Uploaded. Received letter from the escrow department advising they received a $XXX deposit in which they were holding for the loan. Confirmed the amount and dates - cleared.	09/06/2024	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80030	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	09/01/2024	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80030	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/16/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). Documentation Required:
XXX XXX Cure required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, and copy of Refund Check, or Valid COC.
The zero tolerance violation is due to the increase in the credit report fee on the Final CD dated XX/XX/XXXX. There was no COC found in the file	Broker Cure provided in section H of the final CD and PCCD; exception resolved; Broker Cure provided in section H of the final CD and PCCD; exception resolved; Provide final settlement statement to show cure was provided upon disbursement to resolve the exception; PCCD provided; however cure package was missing copy of check and LOE to cure the exception	09/01/2024	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80030	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/16/2024	Resolved	finding-2502	Compliance	CT Nonprime Home Loan Test	HPML compliant This loan failed the CT nonprime home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX XXX XXX Loan Article section of the full ComplianceAnalyzer report.

While the XXX XXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	Compliant	09/01/2024	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80030	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/19/2024	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81281	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/13/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81281	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/13/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81281	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/13/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81282	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/13/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing a full XXX month rental history, evidenced by a rental agency VOR/credit reporting agency/bank statements/cancelled checks, as required by Lender GL Section XXX when LTV exceeds 75%. Subject closed at 80% LTV and only XXX months were verified with bank statements, in addition to a private party VOR. Ok, per XXX XXX, to use only XXXX months verified rent payments (with bank statements) and a private VOR for the full XXX months; however, missing a minimum of two compensating factors prior to DD Firm acknowledging.	Subject closed at 80% LTV and only eight months were verified with bank statements, in addition to a private party VOR. Ok, per XXX XXX, to use only eight months verified rent payments (with bank statements) and a private VOR for the full XXX months. Compensating Factors: XXX FICO, XXX% DTI, subject in C3 condition.	11/25/2024	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81282	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/13/2024	Resolved	FCRE1339	Credit	Borrower 1 Personal Bank Statements Missing	Borrower XXX Personal Bank Statements Missing Missing XXX XXXX XXX #XXXX bank statement for a complete XX months.	Borrower 1 Personal Bank Statements Provided; Received copy of the XXX XXXX asset statement for account #XXX. Confirmed the amounts - cleared.	11/25/2024	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81282	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/14/2024	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81282	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/13/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal Requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	11/14/2024	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81282	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/13/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Missing full XXX months Reserves, as required per Matrix, for 80% LTV purchase. XXX months verified. Ok, per XXX XXX, for only XXX months Reserves instead of full XXX. Compensating Factors: XXX FICO, low DTI, large residual income, strong collateral.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81289	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/04/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The total income is $XXX. The total debts = $XXX. The subject Debt -to-Income is XXX% which exceeds the maximum DTI of XXX% per the Non-Prime Wholesale - Program LTV and Loan Amount Matrix
															The subject has an ADU, there is rental income which was documented with a lease and deposit of rent. Provide an updated Underwriting Worksheet and Loan Approval if the Lender accepts the ADU rental income in the debt to Income Ratio.			Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Document Uploaded. Uploading updated approval & ULAW adding in the $XXX subject XXX rents.	11/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81289	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/04/2024	Resolved	FCRE5775	Credit	Borrower 2 Credit Report is Incomplete	Borrower XXX Credit Report is Partially Present. The credit report shows the co-borrower has XXX tradelines; XXX reviewed for XXX months and XXX reviewed for XXX month. A minimum credit depth of; three acceptable tradelines aged individually for a XXX month minimum OR, two acceptable tradelines aged individually for a XXX month minimum is required. Provide a Lender exception to accept the co-borrower under the No Depth Program with no housing history. Per X.X minimum Credit depth			Borrower 2 Credit Report is not partially present.; Document Uploaded. Loan is graded and qualified under the income and credit of the primary borrower, not the secondary borrower. They just need to have a score in order for their income to be used	11/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81289	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/04/2024	Acknowledged	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present The Title in the file is dated XX/XX/XXXX, and expired on XX/XX/XXXX. Provide an updated or final title report. Per GL's: PRELIMINARY
															TITLE REPORT / COMMITMENT REPORT XXX days from Preliminary Title Report’s effective date to closing			Document Uploaded. Uploading updated ULAW with comp factors. Ok XXXX to extend title expiration until closing, comp factors, XXX FICO, significant reserves after closing, subject in good condition..	11/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81289	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/04/2024	Resolved	finding-2962	Compliance	XXX XXX 260 Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX XXX XXX higher-priced mortgage loan test. (XXX XXX XXX, XXX X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
															While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	11/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81289	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	11/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81289	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81292	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/22/2024	Acknowledged	FCRE1481	Credit	Asset 3 Does Not Meet Guideline Requirements	Asset Record XXX Does Not Meet G/L Requirements The gift letter provided does not reflect the signature of the donor or the borrower. Guideline section XXX Gift Funds states for Gift Letter-required on all Gifts and must include: XXX. Reflect the borrower's name; XXX. Reflect the Donor's name, address and phone number; XXX. Reflect the Donor's relationship to the borrower; XXX. Disclose the source of the gift funds (i.e.: name of depository institution, account number); X. Indicated the dollar amount of the gift; XXX. Include a statement that the person receiving the gift (i.e.: borrower) is not obligated to repay the dollar amount of the gift; X. Include a statement: "The funds given to <enter borrower(s) name(s)> were not made available to the donor from any person or entity with an interest in the sale of the property including the seller, real estate agent or broker, builder, loan officer, or any entity associated with them."; and XXX. Signed and dated by the Donor and Borrower(s).	Ok per XXX to waive signatures on the gift letter, comp factors, XXX FICO, subject in C2 condition being a XXX new build.	11/05/2024	Document Uploaded.	11/05/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
81292	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/25/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
81292	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/19/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required: Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The Zero tolerance in the amount of $XXX is due to the addition of the Transfer Tax Fee added in the amount of $ XXX without a valid COC			Cure package provided; Exception downgraded to a 2/B; ; Document Uploaded.	10/25/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
81292	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/22/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
81299	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/05/2024	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Max allowable XXX acres exceeded at XXX, per Lender GL Section XXX. No approved lender exception, with minimum of two comp factors, was provided.	Home is XXX- with max loan amt $XXX and acerage is XXX. For the consideration of lifting loan max on rural and acerage. Low LTV and HIGH FICO. Ok per XXX for rural property loan amount over $XXX and for over XXX acres, comp factors, XXX% LTV, XXX FICO, full doc	11/14/2024	Document Uploaded.	11/14/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81299	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/05/2024	Acknowledged	FCRE1199	Credit	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXXXX is greater than the Guideline Maximum Loan Amount of $XXXXX Max $XXXXX loan amount, for rural property, exceeded at $XXXXX. Due to subject's XXX acres the property is considered rural, per Lender GL Sections XX.XX, due to exceeding five acres and distance of comps. No approved lender exception, with minimum of two comp factors, was provided.	Home is XXX- with max loan amt $XXX and acerage is XXX. For the consideration of lifting loan max on rural and acerage. Low LTV and HIGH FICO. Ok per MB for rural property loan amount over $XXX and for over XXX acres, comp factors, XXX% LTV, XXX FICO, full doc	11/14/2024	Document Uploaded.	11/14/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81299	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/06/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81302	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/23/2024	Acknowledged	FCRE1197	Credit	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX. The Lender approved an exception for a XXX FICO with 75% LTV/CLTV					Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81302	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/23/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The Fraud report shows additional properties owned by the borrower not on the XXXX. The property report for; XXX XXX, XXX XXX, XXX, shows borrower as owner. A property report for XXX XXX, XXX, XXX is required. The borrower's debts and liabilities include real estate loans, negative income from rental properties and all other debts of a continuing nature. Verification is required for any other liability not reflected on the credit report. The monthly mortgage payments must be satisfactorily documented on all rental properties owned by the borrower, if not reported on the credit report. Property Taxes, Insurance, and HOA Fees for Rental Properties Owned by the Borrower. The monthly payments for taxes, insurance, and Homeowner’s Association fees will be taken from the Schedule of Real Estate. If the Schedule of Real Estate is incomplete or blank, the borrower must provide satisfactory documentation verifying the amount of the monthly payments. Provide tax bills, homeowners insurance and mortgage statements for XXX XXX, XXX, XXX, and XXX XXX, XXX, XXX . Per GLs X.X Borrowers Debts and Liabilities & GLs X.X Mortgage Payments for Rental properties & X.X Property Owned Free and Clear	XXX is held in a trust and would not be on borrower’s personal REO since it is owned by an entity. Further, borrower does not have a middle name or initial with SiteX showing “XXXX” indicating it is a XXX member. Uploading SiteX and DataTree for XXX Way with neither of them being able to validate it as a real address.	11/06/2024	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Document Uploaded. Cleared per lender rebuttal and GL	11/06/2024	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81302	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/23/2024	Resolved	FCRE9488	Credit	Potential Occupancy/Current Address Issues identified in the file	The intent and/or status of the borrower's occupancy is not supported in the file. There is conflicting documentation in the file for the borrowers primary address. The borrower drivers license shows the address as XXX XXX, XXX, XXX . The XXX statements shows the borrower's address as XXX XXX, XXX, XXX. The Business License lists Owner address as XXX XXX. Provide a letter of explanation and a completed schedule of real estate owned. GLs VI. Occupancy	Borr states she has been at subject for XXX years and the XXX shows it was issued over XXX years ago. Also, due to the XXX nature of bank statements, it is not uncommon for borrower’s to not update those as well due to electronic delivery of statements via email. Borrower is listed solely on title, the appraisal is marked as XXX and she has satisfied the XXX XXX. XXX Lending closed loan within standard practices and procedures. Thank you	11/06/2024	Intent of borrower's occupancy supported; Document Uploaded. Cleared per lender rebuttal and GL	11/06/2024	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81302	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/24/2024	Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81309	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/11/2024	Acknowledged	FCRE1199	Credit	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXXXX is greater than the Guideline Maximum Loan Amount of $XXXXX The Hazard Insurance was not included in the escrow. The maximum Loan Amount for waiving escrows is $XXXXX. Provide a Lender exception with XXX compensating factors to approve waiving the Hazard Insurance from escrow for a $XXXXX Loan amount. Per NON PRIME WHOLESALE - PROGRAM LTV AND LOAN AMOUNT MATRIX	Lender exception provided with adequate compensating factors. Ok XXXX for waiving partial impounds and ok per XXX to waive partial impounds with this loan amount, comp factors, XXX XXXX for only a XXX month housing history with compensating factors of XXX FICO, XXX% DTI, borr S/E for XXX years, subject in C3 condition with recent updating. Exception is non-material and graded as level 2/B.; Document Uploaded.	11/26/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81309	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/11/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The credit report shows XXX #XXX payment history from XX/XX though XX/XX. In addition, XXX #XXXX opened XX/XX shows XXX months payment history through XX/XX, and XXX #XXXX Shows XXX months through XX/XX. However, the Hazard Insurance was waived from escrow, which requires X XX over XX months. Provide the rental pay-history from XX/XX - X/XX. Per NON PRIME WHOLESALE - PROGRAM LTV AND LOAN AMOUNT MATRIX	Document Uploaded. ; Lender exception provided with adequate compensating factors. Ok XXXX for only a XXX month housing history with compensating factors of XXX FICO, XXX% DTI, borr S/E for XXX years, subject in C3 condition with recent updating. Exception is non-material and graded as level 2/B.	11/26/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81309	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/11/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81309	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/11/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81313	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	11/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81313	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	11/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81313	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81315	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/22/2024	Resolved	FCRE6019	Credit	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing For each Applicant, a copy of at least one government issued picture identification (i.e.: US State driver’s license, US or foreign Passport, US Military ID, Permanent Resident Card); and a copy of Social Security Card. Provide a government issued photo I.D. and copy of the SS card. Per GL's X.X Eligible Borrowers	Borrower 1 Citizenship Documentation Provided or Not Required; Document Uploaded. DL provided and cleared	12/13/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81315	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/22/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The credit report shows XXX #XXXX mortgage pay history from XX/XX through XX/XX (XXX months). A mortgage statement in the file shows the account was paid XX/XX and XX/XX, and is due for XX/X/XX. The mortgage rating for determining the mortgage pricing is determined by evaluating the ratings for properties that the borrower owns over the last XXX months. Provide the payment history for X/XX, XX/XX. Per GL's X.XX Determining Mortgage Rating	Ok per XXX to accept mortgage rating as-is, comp factors, XXX FICO, XXX% LTV, XXX% DTI, subject in C3 condition.	12/13/2024	Document Uploaded.	12/13/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81315	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	11/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81315	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/22/2024	Resolved	finding-2962	Compliance	XXX XXX 260 Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX XXX XXX higher-priced mortgage loan test. (XXX XXX XXX, XXX X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	11/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81315	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81321	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	11/25/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81321	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/25/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81321	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/25/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81322	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/15/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Gift letter from spouse for $XXX lists the source of funds as: XXX #XXXX. Evidence that the gift funds have been transferred from the donor’s account to the borrower and that the gift funds came from an acceptable source, must be documented in the file. If the gift funds were deposited directly in escrow, a copy of the check with a certified escrow deposit or wire receipt showing funds were from the donor’s account is required. Provide a copy of the wire showing the funds were sent from XXX #XXXX. Per GL's X.X Gift Funds -Receipt of Gift Funds			Asset Qualification Meets Guideline Requirements; Document Uploaded. EMD receipt received and cleared	12/03/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81322	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/15/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Twelve months reserves, ($XXX), is required with a 90% LTV. The borrower has documented XXX months reserves,$(XXX), post closing. The Lender provided an exception for XXX months reserves.			Exception is non-material and graded as level 2/B.	11/18/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81322	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML With established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	11/18/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81322	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/18/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81328	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Non QM Loan This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	12/02/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81328	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/22/2024	Resolved	finding-2962	Compliance	XXX XXX 260 Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX XXX XXX higher-priced mortgage loan test. (XXX XXX XXX, XXX Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	12/02/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81328	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	XXX XXXb Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to the increase in appraisal fee without a valid COC. The appraisal was ordered on XX/XX/XXXX with a rush and invoiced on XX/XX/XXXX, however the increase wasn't disclosed until XX/XX/XXXX This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Cure package provided to borrower; exception downgraded to a 2/B; Document Uploaded.	12/02/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81328	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81328	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81332	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/19/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). TILA XXXb Cure Required, Refund in the amount of $ XXX, cure requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The Cannot Increase Tolerance Violation in the amount of $XXX is due to Transfer taxes that was added on PCCD XX/XX/XXXX	Cure package provided to borrower; exception downgraded to a 2/B; Document Uploaded.	11/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81332	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81332	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81334	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2024	Acknowledged	FCRE1493	Credit	Trade line count does not meet program requirements	Lender exception in the file to allow mtg history of spouse for XXX ok per XXX. Exception is missing a minimum of X compensating factors.	Match rate of XXX% par and allow mtg history of spouse for XXX ok per KG. Comp factors, XXX FICO, XXX% DTI, subject in C3 condition.. .	11/21/2024			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81334	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/12/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81334	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	11/12/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81336	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/18/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Provide a copy of the Title Policy showing $XXX title coverage.	XXX Response: XXX Lending’s closing instructions clearly indicate that title must reflect the correct terms, including the loan amount. We are viewing this as a function of title.	01/13/2025	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; ; Final title policy with correct coverage amount received and cleared; Document Uploaded. Lender to provide final title polic showing coverage equal to loan amount. Per lender GLs 23.23 Title Insurance requirements - Acceptable Minimum Coverage Title insurance coverage must be equal to the original mortgage amount	01/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81336	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/18/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Provide evidence individual signing as seller on the contract is an authorized signer for selling entity.			Property Title Issue Resolved; Document Uploaded. Seller cleared with authority to sign	01/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81336	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/18/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The borrower received $XXX gift funds sent to escrow for the XXXX. Provide a certified escrow deposit receipt for $XXX.
															Per GL's X.X XXXX and Deposit			Asset Qualification Meets Guideline Requirements; Document Uploaded. EMD receipts received and cleared	01/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81336	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/18/2024	Resolved	FCRE7805	Credit	Missing Income - Bank Statements	The XXX month Bank Statement Program was used for income. As prescribed by the program, the latest month’s personal or business bank statements with all pages is required for all months. Provide the XXX XXXX bank statement. Per GL's Twelve Month Bank Statement Program			; Document Uploaded. Updated income analysis and XXX BS received, condition cleared. Income remains the same, as new income is higher and supports income used to close the loan.	01/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81336	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	11/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81336	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/18/2024	Resolved	finding-2502	Compliance	CT Nonprime Home Loan Test	HPML with established escrow and met appraisal requirements This loan failed the CT nonprime home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the Connecticut Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

															While the Connecticut Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.			Compliant	11/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81336	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81339	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Acknowledged	FCRE4678	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. The borrower is a XXX (“XXX”) paying $XXX per month in rent. The subject monthly payment is $XXX. XXX will consider loans for XXX provided they do not have, for a primary residence purchase, a payment shock of greater than three times that of their current rental payment. Provide a Lender exception with XXX compensating factors . Per guidelines X.XX XXX	Manual adjustment for NO Score program with ltv XXX% . Ok per XXX to XXX payment shock, comp factors, XXX% LTV, XXX% DTI, full doc	12/05/2024	Document Uploaded.	12/05/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81339	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/21/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81339	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	11/21/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81339	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Resolved	finding-2962	Compliance	XXX XXX 260 Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX XXX XXX higher-priced mortgage loan test. (XXX XXX XXX, XXX X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
															While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	11/21/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81340	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The XX month bank statement program was used for income. Borrower to provide signed LOE on the name of their business, how it is set up, what their business does and the number of employees. Per GL's XX Month Bank Statement Income Program			Income and Employment Meet Guidelines; Document Uploaded. XXX XXX received and cleared	12/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
81340	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2024	Acknowledged	FVAL5524	Property	Ineligible Property	The subject is a XXX XXX XXX located in a XXX. XXX will not lend on manufactured homes located in a XXX. XXX in a XXX requires Sr Management review and approval. Provide Lender exception with XXX compensating factors to approve a XXX located in a XXX. Per GL's XX.XX PUD- XXX	Ok per XXX for XXX in a PUD, comp factors, XXX FICO, XXX% LTC, borr XXX XXX years	12/17/2024	Document Uploaded.	12/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
81340	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	11/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
81343	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing proof of XXX XXXX mortgage payment for XXX XXX #XXXX.			Housing History Meets Guideline Requirements; Document Uploaded. ; payoff shows loan due for XXX XXX, condition cleared	11/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	A	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81343	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2024	Acknowledged	FCOM3987	Compliance	Missing evidence required disclosure provided at closing	Missing XXX loan #XXX on the Certificate of Loans to One Borrower. Exit residence (XXX) refinanced on XX/XX/XXXX but not disclosed on the cert.			Exception is non-material and graded as level 2/B.	11/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	B	B	C	A	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81343	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	A	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
81346	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements A copy of the XXXX and option deposit check for $XXX, and bank statement showing the withdrawal is in the file. Provide the certified escrow deposit receipt. per guidelines X.X XXXX and deposit.	XXX Response: Uploading EMD and EDR, bottom of page is the deposit slip copy from the closer with borr name and amount. This is agreeable to XXX Lending for the EDR.	12/10/2024	Asset Qualification Meets Guideline Requirements; Document Uploaded. cleared per lender rebuttal and GL	12/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81346	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	11/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81346	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81347	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	11/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81347	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81347	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81349	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/12/2024	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81349	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/12/2024	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81349	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/12/2024	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81352	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Acknowledged	FPRO1245	Property	Appraisal is Expired	Primary Value Appraisal is Expired Provide a recertification of value for the appraisal.	Ok per XXX to extend the appraisal XXX day expiration to closing and for XXX day late and no NOD filing (XXX), comp factors, XXX FICO, XXX% LTV, borr XXX XXX years, comparable sales have a low average XXXX	12/10/2024	Document Uploaded.	12/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81352	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Acknowledged	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The private second mortgage payment history is documented with bank statement from X/XX -X/XX showing $XXXX/per month paid to XXX. An email requesting an exception for XXXX is in the file. However, the last documented payment was X/XX which is greater than XX days. Provide the appropriate Lender exception with X compensating factors. Per guidelines X.XX Private Party/Non Institutional Lender & X.XX Determining Mortgage Rating	Ok per XXX to extend the appraisal XXX day expiration to closing and for XXX+ day late and no NOD filing (XXX), comp factors, XXX FICO, XXX% LTV, borr XXX XXX years, comparable sales have a low average DOM	12/10/2024	Document Uploaded.	12/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Borrower has stable job time - Borrower has XXX years on job.	D	B	D	B	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81352	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81352	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Resolved	finding-2962	Compliance	XXX XXX 260 Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX XXX XXX higher-priced mortgage loan test. (XXX XXX XXX, XXX X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	11/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
81356	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81356	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81356	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/06/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	11/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81356	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/06/2024	Resolved	finding-2261	Compliance	NC Rate Spread Home Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX XXX loan test.
( XXX XXX §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Loan Article section of the full ComplianceAnalyzer report.

While the XXX Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	Compliant	11/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81359	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/20/2024	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81359	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/20/2024	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81359	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/20/2024	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81361	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81361	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81361	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/20/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	11/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81361	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/20/2024	Resolved	finding-2623	Compliance	XXX COMAR Higher-Priced Mortgage Loan Test	Non QM Loan This loan failed the XXX XXX higher-priced mortgage loan test. ( XXX XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	11/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81366	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/23/2024	Acknowledged	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower X Credit Report is Partially Present. The 1003 liability section shows Rent for $XXX per month. Provide a copy of the lease agreement. The subject is the borrowers primary residence, provide a letter of explanation for having a rent payment after closing. Per GLs X.X Borrower's Debts and Liabilities	Ok per XXX to waive payment shock and ok per XXX to not validate the $XXX lease as it is self reported and in the DTI, comp factors, XXX FICO, XXX% DTI, significant reserves after closing; Appears this may have been an error but if a borrower is claiming a debt and the DTI still works, XXX Lending will not require them to document it. If it is removed the DTI is even lower.	11/14/2024	Document Uploaded. acknowledged by client; Document Uploaded. Per Lender GLs 6.1 - Verification is required for any other liability not reflected on the credit report. Subject is a primary residence, verification is required for a $XXX rent payment listed on the final URLA.	11/14/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81366	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/23/2024	Acknowledged	FCRE4678	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. The XXXX shows the borrower pays $XXX in rent per month. A Verification of rent from X/XX through X/XX was provided. XXXXwill consider loans for XXX (“XXX”) provided they do not have, for a primary residence purchase, a payment shock of greater than three times that of their current rental payment. The payment shock is XXX times the rent. Provide an exception with XXX compensating factors. Per GLs X.XX First Time Home Buyer	Ok per XXX to waive payment shock, comp factors, XXX FICO, XXX% DTI, significant reserves after closing	11/06/2024	Document Uploaded.	11/06/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81366	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/24/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81366	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/24/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81368	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/25/2024	Acknowledged	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The Lender subject PITIA was $XXX. Audit PITIA is $XXX. The Lender omitted the homeowners association fee of $XXX per month from the PITIA. The Lender calculated DTI was XXX%. The correct DTI is XXX%	Per XXX - Updated ULAW provided.	01/20/2025	Updated ULAW - Ok XXXX for DTI over XXX% but less than XXX%, comp factors - XXX FICO, borr S/E XXX years; subject is a C1 XXX new build. ; Document Uploaded.	01/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81368	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/25/2024	Resolved	FCRE3653	Credit	Missing letter of explanation	The application shows the borrower is living at XXXX XXX, XXX XXX for XXX years. The borrower's drivers license is issued from XXX on XX/XX/XXXX, and shows address of XX XXX, XXX, XXX. Provide a signed Letter of explanation from the borrower to explain the discrepancy.	XXX Response: Loan is for a purchase of a XXX residence with ATR covered. Current bank statements show borrower in XXX and per his LOE he travels for work but ATR is covered and the loans
																fits within guidelines.	01/20/2025	; 1/20/2025 : Re-reviewed the documentation and confirmed the borrower does show he travels for work and subject property will be his primary. Cleared.	01/20/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81368	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81368	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/25/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	11/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81378	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/26/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81378	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	11/26/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81378	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/26/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81382	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The XXX Bank statement shows $XXXX withdrawal on XX/XX/XXXX for XXXX deposit. Provide a certified XXXX deposit receipt. Per guidelines XX XXXX and Deposit	Asset Qualification Meets Guideline Requirements; Document Uploaded. EMD receipt received and cleared	12/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81382	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower XXX Credit Report is Partially Present. The Lender omitted XXX #XXXX from the DTI. Provide the updated account’s balance statement or print out showing paid in full. Either supplementary document must be able to identify account number or partial account number to tie into document previously provided. Per guidelines X.XX Consumer Debt Payoffs	Document Uploaded. XXX added into DTI, new DTI XXX%, ok to clear; Borrower 1 Credit Report is not partially present.	12/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81382	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser, seller, listing agent, buyer agent, loan processor and underwriter were not checked with the exclusionary lists.	All Interested Parties Checked against Exclusionary Lists; Document Uploaded. All parties verified and cleared	12/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81382	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Resolved	FPRO3678	Property	Property Issue(s) are Present	One or more issues or defects with the property have been discovered. The appraisal shows damaged door, damaged trim and damaged carpet. Provide a cost to cure on the appraisal or with a contractor’s bid. The total cost of the repairs may not exceed the greater of $XXX or XXX% of the property’s value. Per guideline's XX.X minor or cosmetic Deferred Maintenance	The issue with the property has been resolved.; Cost to Cure $XXX, condition cleared	12/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81382	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The Final 1003 has incomplete information. Provide the age of the dependent, and complete section X: Demographic Information.	XXX Response: Uploading updated 1003.	12/04/2024	The Final 1003 is Present; Document Uploaded.	12/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81382	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Acknowledged	FCRE1294	Credit	Income 3 Months Income Verified is Missing	Income XXX Months Income Verified is Missing There is a single family comparable rent schedule for an accessory dwelling unit (ADU) of the subject property with monthly rent $XXX. The comparable sales used were single family residences and not ADU's. The Lender qualified the borrower with $XXX in monthly rent from the ADU. Provide a single family comparable rent schedule using ADU's as comparable sales and a Lender exception with X compensating factors to permit the income. Per GL's XX.XX Rent Schedules	XXX Response: Uploading updated ULAW with comp factors. Ok per XXX for an SFR 1007 for the ADU rents, comp factors, XXX FICO, no mortgage lates reporting, borr XXX XXX+ years	12/04/2024	Document Uploaded.	12/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81382	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/21/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
81383	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/15/2024	Resolved	finding-2623	Compliance	XXX COMAR Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. ( XXX XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	11/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81383	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	11/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81383	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81383	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/18/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81385	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The lender is using XXX% of the bank statement income for the business listed under the co-borrower. Per the CPA letter the borrower and co-borrower own the business XXX. Provide a corrected Final 1003 that reflects that the borrower also owns the business and XXX% of income used. Correct the co-borrower's income to reflect XXX% of the income used. Add the co-borrower's Race under the Demographics Information.	XXX Response: Uploading corrected 1003 but B2 did not wish to complete the race section	12/05/2024	The Final 1003 is Present; Document Uploaded. Updated URLA provided, condition cleared; Final URLA incomplete. Provide Section 8 of final application for BR2 with box marked off "I do not wish to provide this information", per lender rebuttal.; Document Uploaded. Updated URLA provided, condition cleared	12/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81385	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/21/2024	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX.	XXX Response: Per the Asset Summary, the TIAA account had $XXX deducted from it and used as reserves.	12/05/2024	Audit updated assets in LM, condition cleared. UW missed an IRA account. ; Audited Reserves of $XXX are equal to or greater than AUS Required Reserves of $XXX.	12/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81385	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Resolved	FCRE1964	Credit	Missing income documentation	Per approval the lender used the Market Rent Analysis for XXX properties. The file contains a Market Rent analysis for XXXX XXX. Provide the Market Rent Analysis for the Xnd property.			Document Uploaded. lease agreement received, condition cleared	12/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81385	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81385	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81393	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81393	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81393	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81398	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The Third Party Valuation Product is missing.	XXX Response: Uploading ARR supporting value, though it shows the previous loan number on the ULAW that did not meet disclosure requirements so a new sub was needed	12/10/2024	Document Uploaded. ; Third party valuation product provided within tolerance.	12/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81398	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing co-borrower's Verbal VOE that must be completed within XX days of closing.			Document Uploaded. VOE dated XX/XX received and cleared; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	12/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81398	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Resolved	FCRE4963	Credit	No evidence of required debt payoff	Per CD the payoff to XXX Co Ltd is for $XXX. The letter in file from the private mortgage company there is no payoff amount due. Please provide an explanation for the payoff on the CD.	XXX Response: Subject was a seller financed lease option to purchase so the $XXX payoff is taken from the initial sales contract. What the lienholder/seller is saying that once the loan officially closes, he will release his XXX. He may be confused but he only noted showing no payoff only once our loan closes. He is stating the process of a reconveyance.	12/10/2024	; cleared per lender rebuttal, lien was paid off	12/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
81398	XXXX	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	11/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A